RECEIVABLE AND DEFERRED INCOME TAX VALUATION ALLOWANCES	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
RECEIVABLE AND DEFERRED INCOME TAX VALUATION ALLOWANCES

NOTE 20. RECEIVABLE AND DEFERRED INCOME TAX VALUATION ALLOWANCES

Receivable allowances are comprised of allowances for amounts that may become uncollectable or unrealizable in the future. We determine these amounts based on historical experience and other currently available information. A valuation allowance for deferred income taxes is established when it is more likely than not that net deferred tax assets will not be realized.

The following table summarizes the activities in the receivable allowances and the deferred income tax valuation allowance from the beginning of the periods to the end of the periods.

(In millions)	Balance at the Beginning of the Period	Additions (Charged to Bad Debt Expense)	Additions (Charged to Other Accounts) (1)	Deductions (2)	Other (3)	Balance at the End of the Period

Year ended December 28, 2012
Receivable allowances	$43.1	$6.6	$27.4	$(7.4)	$—	$69.7
Deferred income tax valuation allowance	$124.0	$—	$3.1	$(1.1)	$11.6	$137.6

Year ended December 30, 2011
Receivable allowances	$42.8	$2.8	$16.1	$(18.6)	$—	$43.1
Deferred income tax valuation allowance	$104.2	$—	$23.5	$(15.3)	$11.6	$124.0

Year ended December 31, 2010
Receivable allowances	$47.7	$6.7	$8.9	$(20.5)	$—	$42.8
Deferred income tax valuation allowance	$87.6	$—	$21.4	$(8.0)	$3.2	$104.2

  These additions were primarily charged to revenues or income tax expense.
  Deductions to the deferred income tax valuation allowance were primarily attributed to foreign and state NOL expirations, change in tax rates and the use of federal and state NOLs.
  Other adjustments to the deferred income tax valuation allowance during the year ended December 28, 2012 were attributable to acquired deferred taxes through the Flint acquisition. For the year ended December 30, 2011, other adjustments to the deferred income tax valuation allowance were charged to other comprehensive income. For the year ended December 31, 2010, other adjustments to the deferred income tax valuation allowance were attributable to acquired deferred taxes on foreign net operating losses through the Scott Wilson acquisition.